Interests in Joint Ventures (Details 2) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2018
Interests in joint ventures [abstract]
Beginning of the year		$ 2,296,042	$ 3,465,070
Adjustment of previous years (IFRS 9)			(41,178)
Profit sharing, net		177,910	(577,953)
Dividends		(38,319)	(445,412)
Other comprehensive loss		(21,703)
Sale of interest in associates	[1]		(177,137)
Acquisition of interest in associates (Note 30)	[1]	2,175,110
Irrevocable contributions (Note 30)		47,219	72,652
End of the year		$ 4,636,259	$ 2,296,042

[1]	See Note 4.